Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares			3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)			1,695,460
Granted (in shares)			96,525
Exercised (in shares)			(84,090)
Canceled/expired (in shares)			(25,660)
Outstanding at end of period (in shares)	1,682,235	1,695,460	1,682,235
Exercisable at end of period (in shares)	1,054,178		1,054,178
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)			$ 104.79
Granted (in USD per share)			231.68
Exercised (in USD per share)			190.75
Canceled/expired (in USD per share)			113.04
Outstanding at end of period (in USD per share)	$ 118.36	$ 104.79	118.36
Exercisable at end of period (in USD per share)	$ 97.57		$ 97.57
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	5 years 5 months 8 days	5 years 4 months 20 days
Weighted average contractual term of options exercisable	4 years 6 months 18 days